CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares [Member]	Ordinary Shares [Member] Adjustment [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Adjustment [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Adjustment [Member]	Statutory Reserves [Member]	Statutory Reserves [Member] Adjustment [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Adjustment [Member]	Total Sea Limited Shareholders' Equity (Deficit) [Member]	Total Sea Limited Shareholders' Equity (Deficit) [Member] Adjustment [Member]	Non-controlling Interests [Member]	Non-controlling Interests [Member] Adjustment [Member]	Total	Adjustment [Member]
Beginning balance at Dec. 31, 2019	$ 230		$ 4,687,284		$ 5,449		$ 46		$ (3,530,585)		$ 1,162,424		$ 10,228		$ 1,172,652
Beginning balance (in shares) at Dec. 31, 2019	463,244,652
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss for the year	$ 0		0		0		0		(1,618,056)		(1,618,056)		(6,101)		(1,624,157)
Other comprehensive loss	0		0		(816)		0		0		(816)		(1,045)		(1,861)
Acquisition of subsidiaries	0		0		0		0		0		0		39,594		39,594
Appropriation of statutory reserves	0		0		0		2,317		(2,317)		0		0		0
Equity component of convertible notes	0		284,727		0		0		0		284,727		0		284,727
Purchase of capped calls related to issuance of convertible notes	0		(135,700)		0		0		0		(135,700)		0		(135,700)
Conversion of convertible notes into Class A ordinary shares	$ 14		464,916		0		0		0		464,930		0		464,930
Conversion of convertible notes into Class A ordinary shares (in shares)	27,406,818
Issuance of Class A ordinary shares, net of issuance costs	$ 8		2,908,291		0		0		0		2,908,299		0		2,908,299
Issuance of Class A ordinary shares, net of issuance costs (in shares)	15,180,000
Capital contributed by non-controlling interest	$ 0		0		0		0		0		0		4,631		4,631
Transactions with non-controlling interests	0		(20,294)		48		0		0		(20,246)		(490)		(20,736)
Disposal of interest in a subsidiary	0		0		0		0		0		0		(11,971)		(11,971)
Shares issued to depositary bank	$ 0		0		0		0		0		0		0		0
Shares issued to depositary bank (in shares)	6,000,000
Exercise of share options	$ 1		61,948		0		0		0		61,949		0		61,949
Exercise of share options (in shares)	2,861,169
Restricted share awards and restricted share units issued	$ 2		(2)		0		0		0		0		0		0
Restricted share awards and restricted share units issued (in shares)	3,247,992
Share-based compensation	$ 0		275,401		0		0		0		275,401		2,481		277,882
Settlement of share incentives with shares held by depositary bank	$ 0		0		0		0		0		0		0		0
Settlement of share incentives with shares held by depositary bank (in shares)	(6,009,161)
Ending balance at Dec. 31, 2020	$ 255		8,526,571		4,681		2,363		(5,150,958)		3,382,912		37,327		3,420,239
Ending balance (in shares) at Dec. 31, 2020	511,931,470
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss for the year	$ 0		0		0		0		(2,046,759)		(2,046,759)		3,729		(2,043,030)
Other comprehensive loss	0		0		(33,541)		0		0		(33,541)		(581)		(34,122)
Acquisition of subsidiaries	$ 1		270,732		0		0		0		270,733		0		270,733
Acquisition of subsidiaries (in shares)	1,051,731
Appropriation of statutory reserves	$ 0		0		0		3,781		(3,781)		0		0		0
Equity component of convertible notes	0		486,758		0		0		0		486,758		0		486,758
Conversion of convertible notes into Class A ordinary shares	$ 10		826,114		0		0		0		826,124		0		826,124
Conversion of convertible notes into Class A ordinary shares (in shares)	20,039,849
Issuance of Class A ordinary shares, net of issuance costs	$ 6		3,972,410		0		0		0		3,972,416		0		3,972,416
Issuance of Class A ordinary shares, net of issuance costs (in shares)	12,650,000
Capital contributed by non-controlling interest	$ 0		0		0		0		0		0		339		339
Transactions with non-controlling interests	0		6,761		341		0		0		7,102		(15,102)		(8,000)
Shares issued to depositary bank	$ 0		0		0		0		0		0		0		0
Shares issued to depositary bank (in shares)	12,000,000
Exercise of share options	$ 4		77,635		0		0		0		77,639		0		77,639
Exercise of share options (in shares)	8,027,170
Restricted share awards and restricted share units issued	$ 2		(2)		0		0		0		0		0		0
Restricted share awards and restricted share units issued (in shares)	4,125,722
Share-based compensation	$ 0		455,313		0		0		0		455,313		0		455,313
Settlement of share incentives with shares held by depositary bank	$ 0		0		0		0		0		0		0		0
Settlement of share incentives with shares held by depositary bank (in shares)	(12,087,982)
Ending balance at Dec. 31, 2021	$ 278		14,622,292		(28,519)		6,144		(7,201,498)		7,398,697		25,712		7,424,409
Ending balance (ASU 2020-06 [Member]) at Dec. 31, 2021		$ 0		$ (811,483)		$ 0		$ 0		$ 113,724		$ (697,759)		$ 0		$ (697,759)
Ending balance (in shares) at Dec. 31, 2021	557,737,960
Ending balance (in shares) (ASU 2020-06 [Member]) at Dec. 31, 2021		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss for the year	$ 0		0		0		0		(1,651,421)		(1,651,421)		(6,351)		(1,657,772)
Other comprehensive loss	0		0		(84,560)		0		0		(84,560)		(4,778)		(89,338)
Acquisition of subsidiaries	0		0		0		0		0		0		12,560		12,560
Appropriation of statutory reserves	0		0		0		6,346		(6,346)		0		0		0
Conversion of convertible notes into Class A ordinary shares	$ 0		5		0		0		0		5		0		5
Conversion of convertible notes into Class A ordinary shares (in shares)	252
Capital contributed by non-controlling interest	$ 0		335		1,864		0		0		2,199		68,677		70,876
Transactions with non-controlling interests	0		(14,889)		0		0		0		(14,889)		0		(14,889)
Disposal of interest in a subsidiary	0		0		0		0		0		0		(701)		(701)
Shares issued to depositary bank	$ 0		0		0		0		0		0		0		0
Shares issued to depositary bank (in shares)	7,000,000
Exercise of share options	$ 1		50,210		0		0		0		50,211		0		50,211
Exercise of share options (in shares)	3,412,987
Restricted share awards and restricted share units issued	$ 2		(2)		0		0		0		0		0		0
Restricted share awards and restricted share units issued (in shares)	3,809,600
Share-based compensation	$ 0		713,222		0		0		0		713,222		0		713,222
Settlement of share incentives with shares held by depositary bank	$ 0		0		0		0		0		0		0		0
Settlement of share incentives with shares held by depositary bank (in shares)	(7,201,957)
Ending balance at Dec. 31, 2022	$ 281		$ 14,559,690		$ (111,215)		$ 12,490		$ (8,745,541)		$ 5,715,705		$ 95,119		$ 5,810,824
Ending balance (in shares) at Dec. 31, 2022	564,758,842